Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the compensation actually paid to our principal executive officer (the “PEO”) and the other named executive officers, our total shareholder return (“TSR”) and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the compensation actually paid as reported in the Pay Versus Performance table. Compensation Actually Paid does not necessarily represent compensation actually earned, realized or received by the applicable named executive officer, but rather is a valuation calculated under applicable SEC rules by adjusting the Summary Compensation Table totals for the applicable year as described in the footnotes to the Pay Versus Performance Table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:		Net Income
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)		Basic EPS
	($)	($)	($)	($)			($ in thousands)	($)
2023	700,000	599,203	596,469	575,468	(11.1)%	18.5%	47,329	$1.89
2022	2,700,000	2,096,624	918,750	785,908	(50.2)%	(28.2)%	32,311	1.34
2021	3,500,000	4,633,439	895,000	960,718	55.5%	17.7%	84,142	3.69
2020	700,000	637,939	486,667	447,525	(1.5)%	19.9%	33,619	1.59

Named Executive Officers, Footnote	Mr. Sloane was our PEO for each of the fiscal years presented in the above table. For 2023, our non-PEO NEOs were Messrs. Leger, Downs, Schwartz, Price and Young. For 2022, our non-PEO NEOs were Messrs. Leger, Downs, Schwartz and Young. For 2021, our non-PEO NEOs were Messrs. Leger, Downs, Schwartz and Young. For 2020, our non-PEO NEOs were Messrs. Downs, Schwartz and Towers.
Peer Group Issuers, Footnote	We include a comparison against the Russell 2000 as disclosed in Part II Item 5 of our Annual Report on Form 10-K as of December 31, 2023. We use the Russell 2000 because it represents small cap market capitalization companies similar to us. We do not believe there is a published industry or line-of-business index, or a readily definable peer group of publicly traded companies, that provides a more meaningful comparison of the cumulative return of our common stock or that there is otherwise a reasonably identifiable peer group for purposes of such performance graphs as we ceased to be a business development company subject to the Investment Company Act of 1940 at the beginning of 2023.
PEO Total Compensation Amount	$ 700,000	$ 2,700,000	$ 3,500,000	$ 700,000
PEO Actually Paid Compensation Amount	$ 599,203	2,096,624	4,633,439	637,939
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our PEO was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:

Year	Reported Summary Compensation Table Total for PEO($)	Less: Reported Value of Equity Awards(a)($)	Equity Award Adjustments						Compensation Actually Paid to PEO($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation($)
2023	700,000	—	—	(363,605)	—	155,621	—	107,187	599,203
2022	2,700,000	(2,000,000)	1,766,911	(703,325)	—	(29,048)	—	362,085	2,096,624
2021	3,500,000	(1,800,000)	2,299,313	—	—	634,125	—	—	4,633,439
2020	700,000	—	—	(235,805)	—	—	—	173,745	637,939

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 596,469	918,750	895,000	486,667
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,468	785,908	960,718	447,525
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our non-PEO NEOs was calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding from the Summary Compensation Table totals as shown below:

Year	Average of Reported Summary Compensation Table Total for non-PEO NEOs($)	Less: Reported Value of Equity Awards(a)($)	Equity Award Adjustments						Average Compensation Actually Paid to non-PEO NEOs($)
			Plus: Year End Fair Value of Equity Awards Granted in the Year that are Unvested at Year End($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End($)	Plus: Fair Value of Equity Awards that were Granted and Vested in the Same Year at Vesting Date($)	Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Less: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions($)	Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation($)
2023	596,469	(59,440)	51,460	(36,507)	—	10,152	—	13,333	575,468
2022	918,750	(275,000)	210,389	(90,316)	—	(12,042)	—	34,127	785,908
2021	895,000	(318,750)	304,275	—	11,347	59,449	—	9,397	960,718
2020	486,667	(16,667)	—	(29,476)	—	(12,422)	—	19,423	447,525

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the return on our Common Stock with the Russell 2000 and the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2023. On June 26, 2023, following the Company's conversion to a financial holding company, the Company joined the broad-market Russell 3000 Index and the small-cap Russell 2000® Index following the conclusion of the Russell indexes annual reconstitution for 2023. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock, Russell 2000 and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Compensation Actually Paid vs. Net Income
The following graph compares the return on our Common Stock with the Russell 2000 and the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2023. On June 26, 2023, following the Company's conversion to a financial holding company, the Company joined the broad-market Russell 3000 Index and the small-cap Russell 2000® Index following the conclusion of the Russell indexes annual reconstitution for 2023. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock, Russell 2000 and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the return on our Common Stock with the Russell 2000 and the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2023. On June 26, 2023, following the Company's conversion to a financial holding company, the Company joined the broad-market Russell 3000 Index and the small-cap Russell 2000® Index following the conclusion of the Russell indexes annual reconstitution for 2023. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock, Russell 2000 and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Total Shareholder Return Vs Peer Group
The following graph compares the return on our Common Stock with the Russell 2000 and the S&P Small Cap 600 for the period from December 31, 2019 through December 31, 2023. On June 26, 2023, following the Company's conversion to a financial holding company, the Company joined the broad-market Russell 3000 Index and the small-cap Russell 2000® Index following the conclusion of the Russell indexes annual reconstitution for 2023. The graph assumes that, on January 1, 2020, a person invested $100 in each of our Common Stock, Russell 2000 and S&P Small Cap 600. The graph measures total shareholder return, which takes into account both changes in stock price and dividends. It assumes that dividends paid are invested in like securities.

Tabular List, Table
Unranked Tabular List of the Company’s Most Important Financial Performance Measures

The following is an unranked list of the most important financial performance measures used by the Company to evaluate compensation actually paid to the NEOs, for the year ended December 31, 2023, to Company performance:

-    growth in profitability and earnings per share;
-    growth in net assets;
-    cash dividends paid to our shareholders; and
-    growth in loans originated and growth in deposits at Newtek Bank.

Total Shareholder Return Amount	$ (0.111)	(0.502)	0.555	(0.015)
Peer Group Total Shareholder Return Amount	0.185	(0.282)	0.177	0.199
Net Income (Loss)	$ 47,329,000	$ 32,311,000	$ 84,142,000	$ 33,619,000
Company Selected Measure Amount | $ / shares	1.89	1.34	3.69	1.59
PEO Name	Mr. Sloane
Measure:: 1
Pay vs Performance Disclosure
Name	growth in profitability and earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	growth in net assets
Measure:: 3
Pay vs Performance Disclosure
Name	cash dividends paid to our shareholders
Measure:: 4
Pay vs Performance Disclosure
Name	growth in loans originated and growth in deposits at Newtek Bank.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (2,000,000)	$ (1,800,000)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,766,911	2,299,313	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,605)	(703,325)	0	(235,805)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,621	(29,048)	634,125	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,187	362,085	0	173,745
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,440)	(275,000)	(318,750)	(16,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,460	210,389	304,275	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,507)	(90,316)	0	(29,476)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	11,347	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,152	(12,042)	59,449	(12,422)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,333	$ 34,127	$ 9,397	$ 19,423